Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information

NOTE 21 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of CF Bankshares Inc. follows:

	2020	2019
Assets
Cash and cash equivalents	$1,785	$10,037
Equity securities	5,000	-
Investment in banking subsidiary	125,172	88,317
Investment in and advances to other subsidiary	241	238
Other assets	2,533	2,045
Total assets	$134,731	$100,637

Liabilities and Equity
Subordinated debentures	$14,844	$14,806
Other borrowings	9,500	5,000
Accrued expenses and other liabilities	177	167
Stockholders' equity	110,210	80,664
Total liabilities and stockholders' equity	$134,731	$100,637

	2020	2019

Interest income	$-	$-
Other income	178	70
Interest expense	1,209	1,353
Other expense	830	758
Loss before income tax and before undistributed subsidiary income	(1,861)	(2,041)
Tax effect	390	427
Loss after income tax and before undistributed subsidiary income	(1,471)	(1,614)
Equity in undistributed subsidiary income	31,079	11,215
Net income	$29,608	$9,601
Comprehensive income	$29,676	$9,702

	2020	2019
Cash flows from operating activities
Net Income	$29,608	$9,601
Adjustments:
Effect of subsidiaries' operations	(31,079)	(11,215)
Amortization, net	38	39
Change in other assets and other liabilities	(480)	(939)
Net cash used by operating activities	(1,913)	(2,514)

Cash flows from investing activities
Investments in banking subsidiary	(5,000)	(14,000)
Purchase of equity securities	(5,000)	-
Net cash used by investing activities	(10,000)	(14,000)

Cash flows from financing activities
Proceeds from other borrowings	15,000	4,000
Repayments of other borrowings	(10,500)	(5,000)
Net proceeds from the issuance of preferred stock private placement	-	14,000
Net proceeds from the issuance of common stock private placement	-	9,641
Proceeds from exercise of stock options	36	-
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(32)	(23)
Purchase of treasury shares	(648)	-
Exercise of warrants to common stock	-	1,258
Dividends paid	(195)	-
Net cash from financing activities	3,661	23,876
Net change in cash and cash equivalents	(8,252)	7,362
Beginning cash and cash equivalents	10,037	2,675
Ending cash and cash equivalents	$1,785	$10,037